Derivative financial instruments - Balance sheet location (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets	$ 194	$ 200
Derivative liabilities	458	238
Current in "Other current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	184	176
Current in "Other current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	15	38
Current in "Other current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	169	138
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	140	108
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	13	19
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	9
Current in "Other current assets" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	5	1
Current in "Other current assets" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	15	29
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	11	10
Non-current in "Other non-current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	27	41
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	20
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	27	21
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	21	14
Non-current in "Other non-current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	20
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	6	7
Current in "Other current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	121	133
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	9	3
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	112	130
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	4	3
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	80	107
Current in "Other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	12	5
Current in "Other current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	5	0
Current in "Other current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	3	2
Current in "Other current liabilities" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Current in "Other current liabilities" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	17	16
Non-current in "Other non-current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	367	131
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	349	114
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	18	17
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	4	5
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	5	7
Non-current in "Other non-current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	57	0
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Non-current in "Other non-current liabilities" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	288	109
Non-current in "Other non-current liabilities" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 13	$ 10